OTHER NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-FINANCIAL ASSETS [Abstract]
OTHER NON-FINANCIAL ASSETS

NOTE 12 - OTHER NON-FINANCIAL ASSETS

The composition of other non-financial assets is as follows:

	Current assets		Non-current assets		Total Assets
	As of December 31, 2022	As of December 31, 2021	As of December 31, 2022	As of December 31, 2021	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(a) Advance payments
Aircraft insurance and other	27,122	12,331	-	-	27,122	12,331
Others	13,039	11,404	1,733	2,002	14,772	13,406
Subtotal advance payments	40,161	23,735	1,733	2,002	41,894	25,737

(b) Contract assets (1)
GDS costs	9,530	6,439	-	-	9,530	6,439
Credit card commissions	26,124	10,550	-	-	26,124	10,550
Travel agencies commissions	12,912	8,091	-	-	12,912	8,091
Subtotal advance payments	48,566	25,080	-	-	48,566	25,080
(c) Other assets
Sales tax	100,665	57,634	27,962	33,212	128,627	90,846
Other taxes	1,688	1,661	-	-	1,688	1,661
Contributions to the International Aeronautical Telecommunications Society (“SITA”)	258	258	739	739	997	997
Contributions to Universal Air Travel Plan “UATP”	-	-	40	20	40	20
Judicial deposits	26	-	117,904	89,459	117,930	89,459
Subtotal other assets	102,637	59,553	146,645	123,430	249,282	182,983
Total Other Non - Financial Assets	191,364	108,368	148,378	125,432	339,742	233,800

(1) Movement of Contracts assets:

	Initial balance	Activation	Cumulative translation adjustment	Amortization	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2021	15,476	67,647	(6,680)	(51,363)	25,080
From January 1 to December 31, 2022	25,080	302,290	(37,145)	(241,658)	48,567